Unit-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value of units issued	$ 1,100,000	$ 1,300,000
Restricted unit-based compensation granted to Partnership's employee	32,054	31,961
Share-based Compensation Arrangement by Share-based Payment Award, Description					Each restricted unit is equal in value to one of the Partnership's common units plus reinvested distributions from the grant date to the vesting date.
Restricted units, vesting period					3 years
Restricted units, vested			0		13,783
Restricted units, vested in period, fair value			$ 0		$ 600,000
Restricted units, withholding tax			0		400,000
Restricted units expense			$ 100,000	$ 100,000	$ 1,100,000	$ 1,200,000
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	10,447
Aggregate value of units issued	$ 400,000